Ordinary shares, preference shares and other equity (Narrative) (Details) € / shares in Units, £ / shares in Units, $ / shares in Units, € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) Issuance Redemptions € / shares shares	Dec. 31, 2020 GBP (£) Issuance Redemptions	Dec. 31, 2020 USD ($) Issuance Redemptions	Dec. 31, 2019 GBP (£) Issuance Redemptions shares		Dec. 31, 2018 GBP (£)		Dec. 31, 2020 GBP (£) £ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Mar. 15, 2005 € / shares shares	Dec. 31, 2004 GBP (£)
Net issue of shares and other equity instruments		£ 1,134.0		£ 2,292.0	[1]	£ 1,925.0	[1]
Equity				£ 50,615.0		47,711.0		£ 53,710.0
6% Callable Perpetual Core Tier One Notes | Barclays Bank PLC [member]
Interest rate	6.00%							6.00%	6.00%
Notional amount								£ 13.0
6.86% Callable Perpetual Core Tier One Notes (USD 179m) | Barclays Bank PLC [member]
Interest rate	6.86%							6.86%	6.86%
Notional amount | $									$ 179.0
5.3304% Step-up Callable Perpetual Reserve Capital Instruments | Barclays Bank PLC [member]
Interest rate	5.3304%							5.3304%	5.3304%
Notional amount								£ 35.0
Ordinary share capital [member]
Issued share capital | shares	2,342,000,000			2,342,000,000				2,342,000,000	2,342,000,000
Par value per share | £ / shares								£ 1
Equity				£ 2,342.0		2,342.0		£ 2,342.0
At1 securities issuance		0.0		0.0
At1 securities redemption		0.0		0.0
Preference share capital [member]
Equity				6.0		6.0		£ 6.0
At1 securities issuance		0.0		0.0
At1 securities redemption		£ 0.0		0.0
Preference share capital [member] | 6% Callable Perpetual Core Tier One Notes
Rights, preferences and restrictions attaching to class of share capital	The holders of the £13m 6% Callable Perpetual Core Tier One Notes and the $179m 6.86% Callable Perpetual Core Tier One Notes of Barclays Bank PLC (together, the TONs) and the holders of the £35m 5.3304% Step-up Callable Perpetual Reserve Capital Instruments of Barclays Bank PLC (the RCIs) would, for the purposes only of calculating the amounts payable in respect of such securities on a winding-up of Barclays Bank PLC, subject to limited exceptions and to the extent that the TONs and the RCIs are then in issue, rank pari passu with the holders of the most senior class or classes of preference shares then in issue in the capital of Barclays Bank PLC. Accordingly, the holders of the preference shares would rank equally with the holders of such TONs and RCIs on such a winding-up of Barclays Bank PLC (unless one or more classes of shares of Barclays Bank PLC ranking in priority to the preference shares are in issue at the time of such winding-up, in which event the holders of such TONs and RCIs would rank equally with the holders of such shares and in priority to the holders of the preference shares). Subject to such ranking, in such event, holders of the preference shares will be entitled to receive out of assets of Barclays Bank PLC available for distributions to shareholders, liquidating distributions in the amount of €10,000 per Euro Preference Share and $10,000 per US Dollar Preference Share, plus, in each case, an amount equal to the accrued dividend for the then current dividend period to the date of the commencement of the winding-up or other such return of capital. If a dividend is not paid in full on any preference shares on any dividend payment date, then a dividend restriction shall apply. This dividend restriction will mean that neither Barclays Bank PLC nor Barclays PLC may (a) declare or pay a dividend (other than payment by Barclays PLC of a final dividend declared by its shareholders prior to the relevant dividend payment date, or a dividend paid by Barclays Bank PLC to Barclays PLC) on any of their respective ordinary shares, other preference shares or other share capital or (b) redeem, purchase, reduce or otherwise acquire any of their respective share capital, other than shares of Barclays Bank PLC held by Barclays PLC or a wholly owned subsidiary, until the earlier of: (1) the date on which Barclays Bank PLC next declares and pays in full a preference share dividend; and (2) the date on or by which all the preference shares are redeemed in full or purchased by Barclays Bank PLC. Holders of the preference shares are not entitled to receive notice of, or to attend, or vote at, any general meeting of Barclays Bank PLC. Barclays Bank PLC is not permitted to create a class of shares ranking as regards participation in the profits or assets of Barclays Bank PLC in priority to the preference shares, save with the sanction of a special resolution of a separate general meeting of the holders of the preference shares (requiring a majority of not less than three-fourths of the holders of the preference shares voting at the separate general meeting) or with the consent in writing of the holders of three-fourths of the preference shares.	The holders of the £13m 6% Callable Perpetual Core Tier One Notes and the $179m 6.86% Callable Perpetual Core Tier One Notes of Barclays Bank PLC (together, the TONs) and the holders of the £35m 5.3304% Step-up Callable Perpetual Reserve Capital Instruments of Barclays Bank PLC (the RCIs) would, for the purposes only of calculating the amounts payable in respect of such securities on a winding-up of Barclays Bank PLC, subject to limited exceptions and to the extent that the TONs and the RCIs are then in issue, rank pari passu with the holders of the most senior class or classes of preference shares then in issue in the capital of Barclays Bank PLC. Accordingly, the holders of the preference shares would rank equally with the holders of such TONs and RCIs on such a winding-up of Barclays Bank PLC (unless one or more classes of shares of Barclays Bank PLC ranking in priority to the preference shares are in issue at the time of such winding-up, in which event the holders of such TONs and RCIs would rank equally with the holders of such shares and in priority to the holders of the preference shares). Subject to such ranking, in such event, holders of the preference shares will be entitled to receive out of assets of Barclays Bank PLC available for distributions to shareholders, liquidating distributions in the amount of €10,000 per Euro Preference Share and $10,000 per US Dollar Preference Share, plus, in each case, an amount equal to the accrued dividend for the then current dividend period to the date of the commencement of the winding-up or other such return of capital. If a dividend is not paid in full on any preference shares on any dividend payment date, then a dividend restriction shall apply. This dividend restriction will mean that neither Barclays Bank PLC nor Barclays PLC may (a) declare or pay a dividend (other than payment by Barclays PLC of a final dividend declared by its shareholders prior to the relevant dividend payment date, or a dividend paid by Barclays Bank PLC to Barclays PLC) on any of their respective ordinary shares, other preference shares or other share capital or (b) redeem, purchase, reduce or otherwise acquire any of their respective share capital, other than shares of Barclays Bank PLC held by Barclays PLC or a wholly owned subsidiary, until the earlier of: (1) the date on which Barclays Bank PLC next declares and pays in full a preference share dividend; and (2) the date on or by which all the preference shares are redeemed in full or purchased by Barclays Bank PLC. Holders of the preference shares are not entitled to receive notice of, or to attend, or vote at, any general meeting of Barclays Bank PLC. Barclays Bank PLC is not permitted to create a class of shares ranking as regards participation in the profits or assets of Barclays Bank PLC in priority to the preference shares, save with the sanction of a special resolution of a separate general meeting of the holders of the preference shares (requiring a majority of not less than three-fourths of the holders of the preference shares voting at the separate general meeting) or with the consent in writing of the holders of three-fourths of the preference shares.	The holders of the £13m 6% Callable Perpetual Core Tier One Notes and the $179m 6.86% Callable Perpetual Core Tier One Notes of Barclays Bank PLC (together, the TONs) and the holders of the £35m 5.3304% Step-up Callable Perpetual Reserve Capital Instruments of Barclays Bank PLC (the RCIs) would, for the purposes only of calculating the amounts payable in respect of such securities on a winding-up of Barclays Bank PLC, subject to limited exceptions and to the extent that the TONs and the RCIs are then in issue, rank pari passu with the holders of the most senior class or classes of preference shares then in issue in the capital of Barclays Bank PLC. Accordingly, the holders of the preference shares would rank equally with the holders of such TONs and RCIs on such a winding-up of Barclays Bank PLC (unless one or more classes of shares of Barclays Bank PLC ranking in priority to the preference shares are in issue at the time of such winding-up, in which event the holders of such TONs and RCIs would rank equally with the holders of such shares and in priority to the holders of the preference shares). Subject to such ranking, in such event, holders of the preference shares will be entitled to receive out of assets of Barclays Bank PLC available for distributions to shareholders, liquidating distributions in the amount of €10,000 per Euro Preference Share and $10,000 per US Dollar Preference Share, plus, in each case, an amount equal to the accrued dividend for the then current dividend period to the date of the commencement of the winding-up or other such return of capital. If a dividend is not paid in full on any preference shares on any dividend payment date, then a dividend restriction shall apply. This dividend restriction will mean that neither Barclays Bank PLC nor Barclays PLC may (a) declare or pay a dividend (other than payment by Barclays PLC of a final dividend declared by its shareholders prior to the relevant dividend payment date, or a dividend paid by Barclays Bank PLC to Barclays PLC) on any of their respective ordinary shares, other preference shares or other share capital or (b) redeem, purchase, reduce or otherwise acquire any of their respective share capital, other than shares of Barclays Bank PLC held by Barclays PLC or a wholly owned subsidiary, until the earlier of: (1) the date on which Barclays Bank PLC next declares and pays in full a preference share dividend; and (2) the date on or by which all the preference shares are redeemed in full or purchased by Barclays Bank PLC. Holders of the preference shares are not entitled to receive notice of, or to attend, or vote at, any general meeting of Barclays Bank PLC. Barclays Bank PLC is not permitted to create a class of shares ranking as regards participation in the profits or assets of Barclays Bank PLC in priority to the preference shares, save with the sanction of a special resolution of a separate general meeting of the holders of the preference shares (requiring a majority of not less than three-fourths of the holders of the preference shares voting at the separate general meeting) or with the consent in writing of the holders of three-fourths of the preference shares.
Preference share capital [member] | 6.86% Callable Perpetual Core Tier One Notes (USD 179m)
Rights, preferences and restrictions attaching to class of share capital	The holders of the £13m 6% Callable Perpetual Core Tier One Notes and the $179m 6.86% Callable Perpetual Core Tier One Notes of Barclays Bank PLC (together, the TONs) and the holders of the £35m 5.3304% Step-up Callable Perpetual Reserve Capital Instruments of Barclays Bank PLC (the RCIs) would, for the purposes only of calculating the amounts payable in respect of such securities on a winding-up of Barclays Bank PLC, subject to limited exceptions and to the extent that the TONs and the RCIs are then in issue, rank pari passu with the holders of the most senior class or classes of preference shares then in issue in the capital of Barclays Bank PLC. Accordingly, the holders of the preference shares would rank equally with the holders of such TONs and RCIs on such a winding-up of Barclays Bank PLC (unless one or more classes of shares of Barclays Bank PLC ranking in priority to the preference shares are in issue at the time of such winding-up, in which event the holders of such TONs and RCIs would rank equally with the holders of such shares and in priority to the holders of the preference shares). Subject to such ranking, in such event, holders of the preference shares will be entitled to receive out of assets of Barclays Bank PLC available for distributions to shareholders, liquidating distributions in the amount of €10,000 per Euro Preference Share and $10,000 per US Dollar Preference Share, plus, in each case, an amount equal to the accrued dividend for the then current dividend period to the date of the commencement of the winding-up or other such return of capital. If a dividend is not paid in full on any preference shares on any dividend payment date, then a dividend restriction shall apply. This dividend restriction will mean that neither Barclays Bank PLC nor Barclays PLC may (a) declare or pay a dividend (other than payment by Barclays PLC of a final dividend declared by its shareholders prior to the relevant dividend payment date, or a dividend paid by Barclays Bank PLC to Barclays PLC) on any of their respective ordinary shares, other preference shares or other share capital or (b) redeem, purchase, reduce or otherwise acquire any of their respective share capital, other than shares of Barclays Bank PLC held by Barclays PLC or a wholly owned subsidiary, until the earlier of: (1) the date on which Barclays Bank PLC next declares and pays in full a preference share dividend; and (2) the date on or by which all the preference shares are redeemed in full or purchased by Barclays Bank PLC. Holders of the preference shares are not entitled to receive notice of, or to attend, or vote at, any general meeting of Barclays Bank PLC. Barclays Bank PLC is not permitted to create a class of shares ranking as regards participation in the profits or assets of Barclays Bank PLC in priority to the preference shares, save with the sanction of a special resolution of a separate general meeting of the holders of the preference shares (requiring a majority of not less than three-fourths of the holders of the preference shares voting at the separate general meeting) or with the consent in writing of the holders of three-fourths of the preference shares.	The holders of the £13m 6% Callable Perpetual Core Tier One Notes and the $179m 6.86% Callable Perpetual Core Tier One Notes of Barclays Bank PLC (together, the TONs) and the holders of the £35m 5.3304% Step-up Callable Perpetual Reserve Capital Instruments of Barclays Bank PLC (the RCIs) would, for the purposes only of calculating the amounts payable in respect of such securities on a winding-up of Barclays Bank PLC, subject to limited exceptions and to the extent that the TONs and the RCIs are then in issue, rank pari passu with the holders of the most senior class or classes of preference shares then in issue in the capital of Barclays Bank PLC. Accordingly, the holders of the preference shares would rank equally with the holders of such TONs and RCIs on such a winding-up of Barclays Bank PLC (unless one or more classes of shares of Barclays Bank PLC ranking in priority to the preference shares are in issue at the time of such winding-up, in which event the holders of such TONs and RCIs would rank equally with the holders of such shares and in priority to the holders of the preference shares). Subject to such ranking, in such event, holders of the preference shares will be entitled to receive out of assets of Barclays Bank PLC available for distributions to shareholders, liquidating distributions in the amount of €10,000 per Euro Preference Share and $10,000 per US Dollar Preference Share, plus, in each case, an amount equal to the accrued dividend for the then current dividend period to the date of the commencement of the winding-up or other such return of capital. If a dividend is not paid in full on any preference shares on any dividend payment date, then a dividend restriction shall apply. This dividend restriction will mean that neither Barclays Bank PLC nor Barclays PLC may (a) declare or pay a dividend (other than payment by Barclays PLC of a final dividend declared by its shareholders prior to the relevant dividend payment date, or a dividend paid by Barclays Bank PLC to Barclays PLC) on any of their respective ordinary shares, other preference shares or other share capital or (b) redeem, purchase, reduce or otherwise acquire any of their respective share capital, other than shares of Barclays Bank PLC held by Barclays PLC or a wholly owned subsidiary, until the earlier of: (1) the date on which Barclays Bank PLC next declares and pays in full a preference share dividend; and (2) the date on or by which all the preference shares are redeemed in full or purchased by Barclays Bank PLC. Holders of the preference shares are not entitled to receive notice of, or to attend, or vote at, any general meeting of Barclays Bank PLC. Barclays Bank PLC is not permitted to create a class of shares ranking as regards participation in the profits or assets of Barclays Bank PLC in priority to the preference shares, save with the sanction of a special resolution of a separate general meeting of the holders of the preference shares (requiring a majority of not less than three-fourths of the holders of the preference shares voting at the separate general meeting) or with the consent in writing of the holders of three-fourths of the preference shares.	The holders of the £13m 6% Callable Perpetual Core Tier One Notes and the $179m 6.86% Callable Perpetual Core Tier One Notes of Barclays Bank PLC (together, the TONs) and the holders of the £35m 5.3304% Step-up Callable Perpetual Reserve Capital Instruments of Barclays Bank PLC (the RCIs) would, for the purposes only of calculating the amounts payable in respect of such securities on a winding-up of Barclays Bank PLC, subject to limited exceptions and to the extent that the TONs and the RCIs are then in issue, rank pari passu with the holders of the most senior class or classes of preference shares then in issue in the capital of Barclays Bank PLC. Accordingly, the holders of the preference shares would rank equally with the holders of such TONs and RCIs on such a winding-up of Barclays Bank PLC (unless one or more classes of shares of Barclays Bank PLC ranking in priority to the preference shares are in issue at the time of such winding-up, in which event the holders of such TONs and RCIs would rank equally with the holders of such shares and in priority to the holders of the preference shares). Subject to such ranking, in such event, holders of the preference shares will be entitled to receive out of assets of Barclays Bank PLC available for distributions to shareholders, liquidating distributions in the amount of €10,000 per Euro Preference Share and $10,000 per US Dollar Preference Share, plus, in each case, an amount equal to the accrued dividend for the then current dividend period to the date of the commencement of the winding-up or other such return of capital. If a dividend is not paid in full on any preference shares on any dividend payment date, then a dividend restriction shall apply. This dividend restriction will mean that neither Barclays Bank PLC nor Barclays PLC may (a) declare or pay a dividend (other than payment by Barclays PLC of a final dividend declared by its shareholders prior to the relevant dividend payment date, or a dividend paid by Barclays Bank PLC to Barclays PLC) on any of their respective ordinary shares, other preference shares or other share capital or (b) redeem, purchase, reduce or otherwise acquire any of their respective share capital, other than shares of Barclays Bank PLC held by Barclays PLC or a wholly owned subsidiary, until the earlier of: (1) the date on which Barclays Bank PLC next declares and pays in full a preference share dividend; and (2) the date on or by which all the preference shares are redeemed in full or purchased by Barclays Bank PLC. Holders of the preference shares are not entitled to receive notice of, or to attend, or vote at, any general meeting of Barclays Bank PLC. Barclays Bank PLC is not permitted to create a class of shares ranking as regards participation in the profits or assets of Barclays Bank PLC in priority to the preference shares, save with the sanction of a special resolution of a separate general meeting of the holders of the preference shares (requiring a majority of not less than three-fourths of the holders of the preference shares voting at the separate general meeting) or with the consent in writing of the holders of three-fourths of the preference shares.
Preference share capital [member] | 5.3304% Step-up Callable Perpetual Reserve Capital Instruments
Rights, preferences and restrictions attaching to class of share capital	The holders of the £13m 6% Callable Perpetual Core Tier One Notes and the $179m 6.86% Callable Perpetual Core Tier One Notes of Barclays Bank PLC (together, the TONs) and the holders of the £35m 5.3304% Step-up Callable Perpetual Reserve Capital Instruments of Barclays Bank PLC (the RCIs) would, for the purposes only of calculating the amounts payable in respect of such securities on a winding-up of Barclays Bank PLC, subject to limited exceptions and to the extent that the TONs and the RCIs are then in issue, rank pari passu with the holders of the most senior class or classes of preference shares then in issue in the capital of Barclays Bank PLC. Accordingly, the holders of the preference shares would rank equally with the holders of such TONs and RCIs on such a winding-up of Barclays Bank PLC (unless one or more classes of shares of Barclays Bank PLC ranking in priority to the preference shares are in issue at the time of such winding-up, in which event the holders of such TONs and RCIs would rank equally with the holders of such shares and in priority to the holders of the preference shares). Subject to such ranking, in such event, holders of the preference shares will be entitled to receive out of assets of Barclays Bank PLC available for distributions to shareholders, liquidating distributions in the amount of €10,000 per Euro Preference Share and $10,000 per US Dollar Preference Share, plus, in each case, an amount equal to the accrued dividend for the then current dividend period to the date of the commencement of the winding-up or other such return of capital. If a dividend is not paid in full on any preference shares on any dividend payment date, then a dividend restriction shall apply. This dividend restriction will mean that neither Barclays Bank PLC nor Barclays PLC may (a) declare or pay a dividend (other than payment by Barclays PLC of a final dividend declared by its shareholders prior to the relevant dividend payment date, or a dividend paid by Barclays Bank PLC to Barclays PLC) on any of their respective ordinary shares, other preference shares or other share capital or (b) redeem, purchase, reduce or otherwise acquire any of their respective share capital, other than shares of Barclays Bank PLC held by Barclays PLC or a wholly owned subsidiary, until the earlier of: (1) the date on which Barclays Bank PLC next declares and pays in full a preference share dividend; and (2) the date on or by which all the preference shares are redeemed in full or purchased by Barclays Bank PLC. Holders of the preference shares are not entitled to receive notice of, or to attend, or vote at, any general meeting of Barclays Bank PLC. Barclays Bank PLC is not permitted to create a class of shares ranking as regards participation in the profits or assets of Barclays Bank PLC in priority to the preference shares, save with the sanction of a special resolution of a separate general meeting of the holders of the preference shares (requiring a majority of not less than three-fourths of the holders of the preference shares voting at the separate general meeting) or with the consent in writing of the holders of three-fourths of the preference shares.	The holders of the £13m 6% Callable Perpetual Core Tier One Notes and the $179m 6.86% Callable Perpetual Core Tier One Notes of Barclays Bank PLC (together, the TONs) and the holders of the £35m 5.3304% Step-up Callable Perpetual Reserve Capital Instruments of Barclays Bank PLC (the RCIs) would, for the purposes only of calculating the amounts payable in respect of such securities on a winding-up of Barclays Bank PLC, subject to limited exceptions and to the extent that the TONs and the RCIs are then in issue, rank pari passu with the holders of the most senior class or classes of preference shares then in issue in the capital of Barclays Bank PLC. Accordingly, the holders of the preference shares would rank equally with the holders of such TONs and RCIs on such a winding-up of Barclays Bank PLC (unless one or more classes of shares of Barclays Bank PLC ranking in priority to the preference shares are in issue at the time of such winding-up, in which event the holders of such TONs and RCIs would rank equally with the holders of such shares and in priority to the holders of the preference shares). Subject to such ranking, in such event, holders of the preference shares will be entitled to receive out of assets of Barclays Bank PLC available for distributions to shareholders, liquidating distributions in the amount of €10,000 per Euro Preference Share and $10,000 per US Dollar Preference Share, plus, in each case, an amount equal to the accrued dividend for the then current dividend period to the date of the commencement of the winding-up or other such return of capital. If a dividend is not paid in full on any preference shares on any dividend payment date, then a dividend restriction shall apply. This dividend restriction will mean that neither Barclays Bank PLC nor Barclays PLC may (a) declare or pay a dividend (other than payment by Barclays PLC of a final dividend declared by its shareholders prior to the relevant dividend payment date, or a dividend paid by Barclays Bank PLC to Barclays PLC) on any of their respective ordinary shares, other preference shares or other share capital or (b) redeem, purchase, reduce or otherwise acquire any of their respective share capital, other than shares of Barclays Bank PLC held by Barclays PLC or a wholly owned subsidiary, until the earlier of: (1) the date on which Barclays Bank PLC next declares and pays in full a preference share dividend; and (2) the date on or by which all the preference shares are redeemed in full or purchased by Barclays Bank PLC. Holders of the preference shares are not entitled to receive notice of, or to attend, or vote at, any general meeting of Barclays Bank PLC. Barclays Bank PLC is not permitted to create a class of shares ranking as regards participation in the profits or assets of Barclays Bank PLC in priority to the preference shares, save with the sanction of a special resolution of a separate general meeting of the holders of the preference shares (requiring a majority of not less than three-fourths of the holders of the preference shares voting at the separate general meeting) or with the consent in writing of the holders of three-fourths of the preference shares.	The holders of the £13m 6% Callable Perpetual Core Tier One Notes and the $179m 6.86% Callable Perpetual Core Tier One Notes of Barclays Bank PLC (together, the TONs) and the holders of the £35m 5.3304% Step-up Callable Perpetual Reserve Capital Instruments of Barclays Bank PLC (the RCIs) would, for the purposes only of calculating the amounts payable in respect of such securities on a winding-up of Barclays Bank PLC, subject to limited exceptions and to the extent that the TONs and the RCIs are then in issue, rank pari passu with the holders of the most senior class or classes of preference shares then in issue in the capital of Barclays Bank PLC. Accordingly, the holders of the preference shares would rank equally with the holders of such TONs and RCIs on such a winding-up of Barclays Bank PLC (unless one or more classes of shares of Barclays Bank PLC ranking in priority to the preference shares are in issue at the time of such winding-up, in which event the holders of such TONs and RCIs would rank equally with the holders of such shares and in priority to the holders of the preference shares). Subject to such ranking, in such event, holders of the preference shares will be entitled to receive out of assets of Barclays Bank PLC available for distributions to shareholders, liquidating distributions in the amount of €10,000 per Euro Preference Share and $10,000 per US Dollar Preference Share, plus, in each case, an amount equal to the accrued dividend for the then current dividend period to the date of the commencement of the winding-up or other such return of capital. If a dividend is not paid in full on any preference shares on any dividend payment date, then a dividend restriction shall apply. This dividend restriction will mean that neither Barclays Bank PLC nor Barclays PLC may (a) declare or pay a dividend (other than payment by Barclays PLC of a final dividend declared by its shareholders prior to the relevant dividend payment date, or a dividend paid by Barclays Bank PLC to Barclays PLC) on any of their respective ordinary shares, other preference shares or other share capital or (b) redeem, purchase, reduce or otherwise acquire any of their respective share capital, other than shares of Barclays Bank PLC held by Barclays PLC or a wholly owned subsidiary, until the earlier of: (1) the date on which Barclays Bank PLC next declares and pays in full a preference share dividend; and (2) the date on or by which all the preference shares are redeemed in full or purchased by Barclays Bank PLC. Holders of the preference shares are not entitled to receive notice of, or to attend, or vote at, any general meeting of Barclays Bank PLC. Barclays Bank PLC is not permitted to create a class of shares ranking as regards participation in the profits or assets of Barclays Bank PLC in priority to the preference shares, save with the sanction of a special resolution of a separate general meeting of the holders of the preference shares (requiring a majority of not less than three-fourths of the holders of the preference shares voting at the separate general meeting) or with the consent in writing of the holders of three-fourths of the preference shares.
Preference share capital [member] | 6.3688% Step-up Callable Perpetual Reserve Capital Instruments
Rights, preferences and restrictions attaching to class of share capital	The holders of the £13m 6% Callable Perpetual Core Tier One Notes and the $179m 6.86% Callable Perpetual Core Tier One Notes of Barclays Bank PLC (together, the TONs) and the holders of the £35m 5.3304% Step-up Callable Perpetual Reserve Capital Instruments of Barclays Bank PLC (the RCIs) would, for the purposes only of calculating the amounts payable in respect of such securities on a winding-up of Barclays Bank PLC, subject to limited exceptions and to the extent that the TONs and the RCIs are then in issue, rank pari passu with the holders of the most senior class or classes of preference shares then in issue in the capital of Barclays Bank PLC. Accordingly, the holders of the preference shares would rank equally with the holders of such TONs and RCIs on such a winding-up of Barclays Bank PLC (unless one or more classes of shares of Barclays Bank PLC ranking in priority to the preference shares are in issue at the time of such winding-up, in which event the holders of such TONs and RCIs would rank equally with the holders of such shares and in priority to the holders of the preference shares). Subject to such ranking, in such event, holders of the preference shares will be entitled to receive out of assets of Barclays Bank PLC available for distributions to shareholders, liquidating distributions in the amount of €10,000 per Euro Preference Share and $10,000 per US Dollar Preference Share, plus, in each case, an amount equal to the accrued dividend for the then current dividend period to the date of the commencement of the winding-up or other such return of capital. If a dividend is not paid in full on any preference shares on any dividend payment date, then a dividend restriction shall apply. This dividend restriction will mean that neither Barclays Bank PLC nor Barclays PLC may (a) declare or pay a dividend (other than payment by Barclays PLC of a final dividend declared by its shareholders prior to the relevant dividend payment date, or a dividend paid by Barclays Bank PLC to Barclays PLC) on any of their respective ordinary shares, other preference shares or other share capital or (b) redeem, purchase, reduce or otherwise acquire any of their respective share capital, other than shares of Barclays Bank PLC held by Barclays PLC or a wholly owned subsidiary, until the earlier of: (1) the date on which Barclays Bank PLC next declares and pays in full a preference share dividend; and (2) the date on or by which all the preference shares are redeemed in full or purchased by Barclays Bank PLC. Holders of the preference shares are not entitled to receive notice of, or to attend, or vote at, any general meeting of Barclays Bank PLC. Barclays Bank PLC is not permitted to create a class of shares ranking as regards participation in the profits or assets of Barclays Bank PLC in priority to the preference shares, save with the sanction of a special resolution of a separate general meeting of the holders of the preference shares (requiring a majority of not less than three-fourths of the holders of the preference shares voting at the separate general meeting) or with the consent in writing of the holders of three-fourths of the preference shares.	The holders of the £13m 6% Callable Perpetual Core Tier One Notes and the $179m 6.86% Callable Perpetual Core Tier One Notes of Barclays Bank PLC (together, the TONs) and the holders of the £35m 5.3304% Step-up Callable Perpetual Reserve Capital Instruments of Barclays Bank PLC (the RCIs) would, for the purposes only of calculating the amounts payable in respect of such securities on a winding-up of Barclays Bank PLC, subject to limited exceptions and to the extent that the TONs and the RCIs are then in issue, rank pari passu with the holders of the most senior class or classes of preference shares then in issue in the capital of Barclays Bank PLC. Accordingly, the holders of the preference shares would rank equally with the holders of such TONs and RCIs on such a winding-up of Barclays Bank PLC (unless one or more classes of shares of Barclays Bank PLC ranking in priority to the preference shares are in issue at the time of such winding-up, in which event the holders of such TONs and RCIs would rank equally with the holders of such shares and in priority to the holders of the preference shares). Subject to such ranking, in such event, holders of the preference shares will be entitled to receive out of assets of Barclays Bank PLC available for distributions to shareholders, liquidating distributions in the amount of €10,000 per Euro Preference Share and $10,000 per US Dollar Preference Share, plus, in each case, an amount equal to the accrued dividend for the then current dividend period to the date of the commencement of the winding-up or other such return of capital. If a dividend is not paid in full on any preference shares on any dividend payment date, then a dividend restriction shall apply. This dividend restriction will mean that neither Barclays Bank PLC nor Barclays PLC may (a) declare or pay a dividend (other than payment by Barclays PLC of a final dividend declared by its shareholders prior to the relevant dividend payment date, or a dividend paid by Barclays Bank PLC to Barclays PLC) on any of their respective ordinary shares, other preference shares or other share capital or (b) redeem, purchase, reduce or otherwise acquire any of their respective share capital, other than shares of Barclays Bank PLC held by Barclays PLC or a wholly owned subsidiary, until the earlier of: (1) the date on which Barclays Bank PLC next declares and pays in full a preference share dividend; and (2) the date on or by which all the preference shares are redeemed in full or purchased by Barclays Bank PLC. Holders of the preference shares are not entitled to receive notice of, or to attend, or vote at, any general meeting of Barclays Bank PLC. Barclays Bank PLC is not permitted to create a class of shares ranking as regards participation in the profits or assets of Barclays Bank PLC in priority to the preference shares, save with the sanction of a special resolution of a separate general meeting of the holders of the preference shares (requiring a majority of not less than three-fourths of the holders of the preference shares voting at the separate general meeting) or with the consent in writing of the holders of three-fourths of the preference shares.	The holders of the £13m 6% Callable Perpetual Core Tier One Notes and the $179m 6.86% Callable Perpetual Core Tier One Notes of Barclays Bank PLC (together, the TONs) and the holders of the £35m 5.3304% Step-up Callable Perpetual Reserve Capital Instruments of Barclays Bank PLC (the RCIs) would, for the purposes only of calculating the amounts payable in respect of such securities on a winding-up of Barclays Bank PLC, subject to limited exceptions and to the extent that the TONs and the RCIs are then in issue, rank pari passu with the holders of the most senior class or classes of preference shares then in issue in the capital of Barclays Bank PLC. Accordingly, the holders of the preference shares would rank equally with the holders of such TONs and RCIs on such a winding-up of Barclays Bank PLC (unless one or more classes of shares of Barclays Bank PLC ranking in priority to the preference shares are in issue at the time of such winding-up, in which event the holders of such TONs and RCIs would rank equally with the holders of such shares and in priority to the holders of the preference shares). Subject to such ranking, in such event, holders of the preference shares will be entitled to receive out of assets of Barclays Bank PLC available for distributions to shareholders, liquidating distributions in the amount of €10,000 per Euro Preference Share and $10,000 per US Dollar Preference Share, plus, in each case, an amount equal to the accrued dividend for the then current dividend period to the date of the commencement of the winding-up or other such return of capital. If a dividend is not paid in full on any preference shares on any dividend payment date, then a dividend restriction shall apply. This dividend restriction will mean that neither Barclays Bank PLC nor Barclays PLC may (a) declare or pay a dividend (other than payment by Barclays PLC of a final dividend declared by its shareholders prior to the relevant dividend payment date, or a dividend paid by Barclays Bank PLC to Barclays PLC) on any of their respective ordinary shares, other preference shares or other share capital or (b) redeem, purchase, reduce or otherwise acquire any of their respective share capital, other than shares of Barclays Bank PLC held by Barclays PLC or a wholly owned subsidiary, until the earlier of: (1) the date on which Barclays Bank PLC next declares and pays in full a preference share dividend; and (2) the date on or by which all the preference shares are redeemed in full or purchased by Barclays Bank PLC. Holders of the preference shares are not entitled to receive notice of, or to attend, or vote at, any general meeting of Barclays Bank PLC. Barclays Bank PLC is not permitted to create a class of shares ranking as regards participation in the profits or assets of Barclays Bank PLC in priority to the preference shares, save with the sanction of a special resolution of a separate general meeting of the holders of the preference shares (requiring a majority of not less than three-fourths of the holders of the preference shares voting at the separate general meeting) or with the consent in writing of the holders of three-fourths of the preference shares.
Preference share capital [member] | 14% Step-up Callable Perpetual Reserve Capital Instruments
Rights, preferences and restrictions attaching to class of share capital	The holders of the £13m 6% Callable Perpetual Core Tier One Notes and the $179m 6.86% Callable Perpetual Core Tier One Notes of Barclays Bank PLC (together, the TONs) and the holders of the £35m 5.3304% Step-up Callable Perpetual Reserve Capital Instruments of Barclays Bank PLC (the RCIs) would, for the purposes only of calculating the amounts payable in respect of such securities on a winding-up of Barclays Bank PLC, subject to limited exceptions and to the extent that the TONs and the RCIs are then in issue, rank pari passu with the holders of the most senior class or classes of preference shares then in issue in the capital of Barclays Bank PLC. Accordingly, the holders of the preference shares would rank equally with the holders of such TONs and RCIs on such a winding-up of Barclays Bank PLC (unless one or more classes of shares of Barclays Bank PLC ranking in priority to the preference shares are in issue at the time of such winding-up, in which event the holders of such TONs and RCIs would rank equally with the holders of such shares and in priority to the holders of the preference shares). Subject to such ranking, in such event, holders of the preference shares will be entitled to receive out of assets of Barclays Bank PLC available for distributions to shareholders, liquidating distributions in the amount of €10,000 per Euro Preference Share and $10,000 per US Dollar Preference Share, plus, in each case, an amount equal to the accrued dividend for the then current dividend period to the date of the commencement of the winding-up or other such return of capital. If a dividend is not paid in full on any preference shares on any dividend payment date, then a dividend restriction shall apply. This dividend restriction will mean that neither Barclays Bank PLC nor Barclays PLC may (a) declare or pay a dividend (other than payment by Barclays PLC of a final dividend declared by its shareholders prior to the relevant dividend payment date, or a dividend paid by Barclays Bank PLC to Barclays PLC) on any of their respective ordinary shares, other preference shares or other share capital or (b) redeem, purchase, reduce or otherwise acquire any of their respective share capital, other than shares of Barclays Bank PLC held by Barclays PLC or a wholly owned subsidiary, until the earlier of: (1) the date on which Barclays Bank PLC next declares and pays in full a preference share dividend; and (2) the date on or by which all the preference shares are redeemed in full or purchased by Barclays Bank PLC. Holders of the preference shares are not entitled to receive notice of, or to attend, or vote at, any general meeting of Barclays Bank PLC. Barclays Bank PLC is not permitted to create a class of shares ranking as regards participation in the profits or assets of Barclays Bank PLC in priority to the preference shares, save with the sanction of a special resolution of a separate general meeting of the holders of the preference shares (requiring a majority of not less than three-fourths of the holders of the preference shares voting at the separate general meeting) or with the consent in writing of the holders of three-fourths of the preference shares.	The holders of the £13m 6% Callable Perpetual Core Tier One Notes and the $179m 6.86% Callable Perpetual Core Tier One Notes of Barclays Bank PLC (together, the TONs) and the holders of the £35m 5.3304% Step-up Callable Perpetual Reserve Capital Instruments of Barclays Bank PLC (the RCIs) would, for the purposes only of calculating the amounts payable in respect of such securities on a winding-up of Barclays Bank PLC, subject to limited exceptions and to the extent that the TONs and the RCIs are then in issue, rank pari passu with the holders of the most senior class or classes of preference shares then in issue in the capital of Barclays Bank PLC. Accordingly, the holders of the preference shares would rank equally with the holders of such TONs and RCIs on such a winding-up of Barclays Bank PLC (unless one or more classes of shares of Barclays Bank PLC ranking in priority to the preference shares are in issue at the time of such winding-up, in which event the holders of such TONs and RCIs would rank equally with the holders of such shares and in priority to the holders of the preference shares). Subject to such ranking, in such event, holders of the preference shares will be entitled to receive out of assets of Barclays Bank PLC available for distributions to shareholders, liquidating distributions in the amount of €10,000 per Euro Preference Share and $10,000 per US Dollar Preference Share, plus, in each case, an amount equal to the accrued dividend for the then current dividend period to the date of the commencement of the winding-up or other such return of capital. If a dividend is not paid in full on any preference shares on any dividend payment date, then a dividend restriction shall apply. This dividend restriction will mean that neither Barclays Bank PLC nor Barclays PLC may (a) declare or pay a dividend (other than payment by Barclays PLC of a final dividend declared by its shareholders prior to the relevant dividend payment date, or a dividend paid by Barclays Bank PLC to Barclays PLC) on any of their respective ordinary shares, other preference shares or other share capital or (b) redeem, purchase, reduce or otherwise acquire any of their respective share capital, other than shares of Barclays Bank PLC held by Barclays PLC or a wholly owned subsidiary, until the earlier of: (1) the date on which Barclays Bank PLC next declares and pays in full a preference share dividend; and (2) the date on or by which all the preference shares are redeemed in full or purchased by Barclays Bank PLC. Holders of the preference shares are not entitled to receive notice of, or to attend, or vote at, any general meeting of Barclays Bank PLC. Barclays Bank PLC is not permitted to create a class of shares ranking as regards participation in the profits or assets of Barclays Bank PLC in priority to the preference shares, save with the sanction of a special resolution of a separate general meeting of the holders of the preference shares (requiring a majority of not less than three-fourths of the holders of the preference shares voting at the separate general meeting) or with the consent in writing of the holders of three-fourths of the preference shares.	The holders of the £13m 6% Callable Perpetual Core Tier One Notes and the $179m 6.86% Callable Perpetual Core Tier One Notes of Barclays Bank PLC (together, the TONs) and the holders of the £35m 5.3304% Step-up Callable Perpetual Reserve Capital Instruments of Barclays Bank PLC (the RCIs) would, for the purposes only of calculating the amounts payable in respect of such securities on a winding-up of Barclays Bank PLC, subject to limited exceptions and to the extent that the TONs and the RCIs are then in issue, rank pari passu with the holders of the most senior class or classes of preference shares then in issue in the capital of Barclays Bank PLC. Accordingly, the holders of the preference shares would rank equally with the holders of such TONs and RCIs on such a winding-up of Barclays Bank PLC (unless one or more classes of shares of Barclays Bank PLC ranking in priority to the preference shares are in issue at the time of such winding-up, in which event the holders of such TONs and RCIs would rank equally with the holders of such shares and in priority to the holders of the preference shares). Subject to such ranking, in such event, holders of the preference shares will be entitled to receive out of assets of Barclays Bank PLC available for distributions to shareholders, liquidating distributions in the amount of €10,000 per Euro Preference Share and $10,000 per US Dollar Preference Share, plus, in each case, an amount equal to the accrued dividend for the then current dividend period to the date of the commencement of the winding-up or other such return of capital. If a dividend is not paid in full on any preference shares on any dividend payment date, then a dividend restriction shall apply. This dividend restriction will mean that neither Barclays Bank PLC nor Barclays PLC may (a) declare or pay a dividend (other than payment by Barclays PLC of a final dividend declared by its shareholders prior to the relevant dividend payment date, or a dividend paid by Barclays Bank PLC to Barclays PLC) on any of their respective ordinary shares, other preference shares or other share capital or (b) redeem, purchase, reduce or otherwise acquire any of their respective share capital, other than shares of Barclays Bank PLC held by Barclays PLC or a wholly owned subsidiary, until the earlier of: (1) the date on which Barclays Bank PLC next declares and pays in full a preference share dividend; and (2) the date on or by which all the preference shares are redeemed in full or purchased by Barclays Bank PLC. Holders of the preference shares are not entitled to receive notice of, or to attend, or vote at, any general meeting of Barclays Bank PLC. Barclays Bank PLC is not permitted to create a class of shares ranking as regards participation in the profits or assets of Barclays Bank PLC in priority to the preference shares, save with the sanction of a special resolution of a separate general meeting of the holders of the preference shares (requiring a majority of not less than three-fourths of the holders of the preference shares voting at the separate general meeting) or with the consent in writing of the holders of three-fourths of the preference shares.
Sterling 1 Preference Shares [member]
Issued share capital | shares	1,000							1,000	1,000
Par value per share | £ / shares								£ 1
Share premium
Rights, preferences and restrictions attaching to class of share capital	Barclays Bank PLC shall be obliged to pay such dividends if: (1) it has profits available for the purpose of distribution under the Companies Act 2006 as at each dividend payment date; and (2) it is solvent on the relevant dividend payment date, provided that a capital regulations condition is satisfied on such dividend payment date. The dividends shall not be due and payable on the relevant dividend payment date except to the extent that Barclays Bank PLC could make such payment and still be solvent immediately thereafter. Barclays Bank PLC shall be considered solvent on any date if: (1) it is able to pay its debts to senior creditors as they fall due; and (2) its auditors have reported within the previous six months that its assets exceed its liabilities. If Barclays Bank PLC shall not pay, or shall pay only in part, a dividend for a period of seven days or more after the due date for payment, the holders of the £1 Preference Shares may institute proceedings for the winding-up of Barclays Bank PLC. No remedy against Barclays Bank PLC shall be available to the holder of any £1 Preference Shares for the recovery of amounts owing in respect of £1 Preference Shares other than the institution of proceedings for the winding-up of Barclays Bank PLC and/or proving in such winding-up. On a winding-up or other return of capital (other than a redemption or purchase by Barclays Bank PLC of any of its issued shares, or a reduction of share capital, permitted by the Articles of Barclays Bank PLC and under applicable law), the assets of Barclays Bank PLC available to shareholders shall be applied in priority to any payment to the holders of ordinary shares and any other class of shares in the capital of Barclays Bank PLC then in issue ranking junior to the £1 Preference Shares on such a return of capital and pari passu on such a return of capital with the holders of any other class of shares in the capital of Barclays Bank PLC then in issue (other than any class of shares in the capital of Barclays Bank PLC then in issue ranking in priority to the £1 Preference Shares on a winding-up or other such return of capital), in payment to the holders of the £1 Preference Shares of a sum equal to the aggregate of: (1) an amount equal to the dividends accrued thereon for the then current dividend period (and any accumulated arrears thereof) to the date of the commencement of the winding-up or other such return of capital; and (2) an amount equal to £1 per £1 Preference Share. After payment of the full amount of the liquidating distributions to which they are entitled, the holders of the £1 Preference Shares will have no right or claim to any of the remaining assets of Barclays Bank PLC and will not be entitled to any further participation in such return of capital.	Barclays Bank PLC shall be obliged to pay such dividends if: (1) it has profits available for the purpose of distribution under the Companies Act 2006 as at each dividend payment date; and (2) it is solvent on the relevant dividend payment date, provided that a capital regulations condition is satisfied on such dividend payment date. The dividends shall not be due and payable on the relevant dividend payment date except to the extent that Barclays Bank PLC could make such payment and still be solvent immediately thereafter. Barclays Bank PLC shall be considered solvent on any date if: (1) it is able to pay its debts to senior creditors as they fall due; and (2) its auditors have reported within the previous six months that its assets exceed its liabilities. If Barclays Bank PLC shall not pay, or shall pay only in part, a dividend for a period of seven days or more after the due date for payment, the holders of the £1 Preference Shares may institute proceedings for the winding-up of Barclays Bank PLC. No remedy against Barclays Bank PLC shall be available to the holder of any £1 Preference Shares for the recovery of amounts owing in respect of £1 Preference Shares other than the institution of proceedings for the winding-up of Barclays Bank PLC and/or proving in such winding-up. On a winding-up or other return of capital (other than a redemption or purchase by Barclays Bank PLC of any of its issued shares, or a reduction of share capital, permitted by the Articles of Barclays Bank PLC and under applicable law), the assets of Barclays Bank PLC available to shareholders shall be applied in priority to any payment to the holders of ordinary shares and any other class of shares in the capital of Barclays Bank PLC then in issue ranking junior to the £1 Preference Shares on such a return of capital and pari passu on such a return of capital with the holders of any other class of shares in the capital of Barclays Bank PLC then in issue (other than any class of shares in the capital of Barclays Bank PLC then in issue ranking in priority to the £1 Preference Shares on a winding-up or other such return of capital), in payment to the holders of the £1 Preference Shares of a sum equal to the aggregate of: (1) an amount equal to the dividends accrued thereon for the then current dividend period (and any accumulated arrears thereof) to the date of the commencement of the winding-up or other such return of capital; and (2) an amount equal to £1 per £1 Preference Share. After payment of the full amount of the liquidating distributions to which they are entitled, the holders of the £1 Preference Shares will have no right or claim to any of the remaining assets of Barclays Bank PLC and will not be entitled to any further participation in such return of capital.	Barclays Bank PLC shall be obliged to pay such dividends if: (1) it has profits available for the purpose of distribution under the Companies Act 2006 as at each dividend payment date; and (2) it is solvent on the relevant dividend payment date, provided that a capital regulations condition is satisfied on such dividend payment date. The dividends shall not be due and payable on the relevant dividend payment date except to the extent that Barclays Bank PLC could make such payment and still be solvent immediately thereafter. Barclays Bank PLC shall be considered solvent on any date if: (1) it is able to pay its debts to senior creditors as they fall due; and (2) its auditors have reported within the previous six months that its assets exceed its liabilities. If Barclays Bank PLC shall not pay, or shall pay only in part, a dividend for a period of seven days or more after the due date for payment, the holders of the £1 Preference Shares may institute proceedings for the winding-up of Barclays Bank PLC. No remedy against Barclays Bank PLC shall be available to the holder of any £1 Preference Shares for the recovery of amounts owing in respect of £1 Preference Shares other than the institution of proceedings for the winding-up of Barclays Bank PLC and/or proving in such winding-up. On a winding-up or other return of capital (other than a redemption or purchase by Barclays Bank PLC of any of its issued shares, or a reduction of share capital, permitted by the Articles of Barclays Bank PLC and under applicable law), the assets of Barclays Bank PLC available to shareholders shall be applied in priority to any payment to the holders of ordinary shares and any other class of shares in the capital of Barclays Bank PLC then in issue ranking junior to the £1 Preference Shares on such a return of capital and pari passu on such a return of capital with the holders of any other class of shares in the capital of Barclays Bank PLC then in issue (other than any class of shares in the capital of Barclays Bank PLC then in issue ranking in priority to the £1 Preference Shares on a winding-up or other such return of capital), in payment to the holders of the £1 Preference Shares of a sum equal to the aggregate of: (1) an amount equal to the dividends accrued thereon for the then current dividend period (and any accumulated arrears thereof) to the date of the commencement of the winding-up or other such return of capital; and (2) an amount equal to £1 per £1 Preference Share. After payment of the full amount of the liquidating distributions to which they are entitled, the holders of the £1 Preference Shares will have no right or claim to any of the remaining assets of Barclays Bank PLC and will not be entitled to any further participation in such return of capital.
Description of redemption terms	The £1 Preference Shares are redeemable at the option of Barclays Bank PLC, in whole but not in part only, subject to the Companies Act 2006 and its Articles. Holders of the £1 Preference Shares are not entitled to receive notice of, or to attend, or vote at, any general meeting of Barclays Bank PLC.	The £1 Preference Shares are redeemable at the option of Barclays Bank PLC, in whole but not in part only, subject to the Companies Act 2006 and its Articles. Holders of the £1 Preference Shares are not entitled to receive notice of, or to attend, or vote at, any general meeting of Barclays Bank PLC.	The £1 Preference Shares are redeemable at the option of Barclays Bank PLC, in whole but not in part only, subject to the Companies Act 2006 and its Articles. Holders of the £1 Preference Shares are not entitled to receive notice of, or to attend, or vote at, any general meeting of Barclays Bank PLC.
Euro Preference Shares [member]
Issued share capital | shares										140,000
Par value per share | € / shares										€ 100
Rights, preferences and restrictions attaching to class of share capital	The Euro Preference Shares entitled the holders thereof to receive Euro non-cumulative cash dividends out of distributable profits of Barclays Bank PLC, annually at a fixed rate of 4.75% per annum on the amount of €10,000 per preference share until 15 March 2020, and since 15 March 2020 quarterly at a rate reset quarterly equal to 0.71% per annum above the Euro interbank offered rate for three-month Euro deposits. The board of directors of Barclays Bank PLC may resolve, in its absolute discretion, not to pay in full, or at all, the dividend on the Euro Preference Shares in respect of a particular dividend period.	The Euro Preference Shares entitled the holders thereof to receive Euro non-cumulative cash dividends out of distributable profits of Barclays Bank PLC, annually at a fixed rate of 4.75% per annum on the amount of €10,000 per preference share until 15 March 2020, and since 15 March 2020 quarterly at a rate reset quarterly equal to 0.71% per annum above the Euro interbank offered rate for three-month Euro deposits. The board of directors of Barclays Bank PLC may resolve, in its absolute discretion, not to pay in full, or at all, the dividend on the Euro Preference Shares in respect of a particular dividend period.	The Euro Preference Shares entitled the holders thereof to receive Euro non-cumulative cash dividends out of distributable profits of Barclays Bank PLC, annually at a fixed rate of 4.75% per annum on the amount of €10,000 per preference share until 15 March 2020, and since 15 March 2020 quarterly at a rate reset quarterly equal to 0.71% per annum above the Euro interbank offered rate for three-month Euro deposits. The board of directors of Barclays Bank PLC may resolve, in its absolute discretion, not to pay in full, or at all, the dividend on the Euro Preference Shares in respect of a particular dividend period.
Description of redemption terms	The Euro Preference Shares are redeemable at the option of Barclays Bank PLC, in whole but not in part only, on each dividend payment date at €10,000 per share plus any dividends accrued for the then current dividend period to the date fixed for redemption.	The Euro Preference Shares are redeemable at the option of Barclays Bank PLC, in whole but not in part only, on each dividend payment date at €10,000 per share plus any dividends accrued for the then current dividend period to the date fixed for redemption.	The Euro Preference Shares are redeemable at the option of Barclays Bank PLC, in whole but not in part only, on each dividend payment date at €10,000 per share plus any dividends accrued for the then current dividend period to the date fixed for redemption.
Net issue of shares and other equity instruments	€ 1,383.3	£ 966.7
Notional amount | €	€ 14.0
Euro Preference Shares [member] | Barclays Bank PLC [member]
Liquidating distributions subject to the ranking of reserve capital instruments | € / shares	€ 10,000
6.278% USD 100 [member]
Issued share capital | shares	100,000							100,000	100,000
Rights, preferences and restrictions attaching to class of share capital	The US Dollar Preference Shares entitle the holders thereof to receive US Dollar non-cumulative cash dividends out of distributable profits of Barclays Bank PLC, semi-annually at a fixed rate of 6.278% per annum on the amount of $10,000 per preference share until 15 December 2034, and thereafter quarterly at a rate reset quarterly equal to 1.55% per annum above the London interbank offered rate for three-month US Dollar deposits. The board of directors of Barclays Bank PLC may resolve, for any reason and in its absolute discretion, not to declare or pay in full or in part any dividends on the US Dollar Preference Shares in respect of a particular dividend period.	The US Dollar Preference Shares entitle the holders thereof to receive US Dollar non-cumulative cash dividends out of distributable profits of Barclays Bank PLC, semi-annually at a fixed rate of 6.278% per annum on the amount of $10,000 per preference share until 15 December 2034, and thereafter quarterly at a rate reset quarterly equal to 1.55% per annum above the London interbank offered rate for three-month US Dollar deposits. The board of directors of Barclays Bank PLC may resolve, for any reason and in its absolute discretion, not to declare or pay in full or in part any dividends on the US Dollar Preference Shares in respect of a particular dividend period.	The US Dollar Preference Shares entitle the holders thereof to receive US Dollar non-cumulative cash dividends out of distributable profits of Barclays Bank PLC, semi-annually at a fixed rate of 6.278% per annum on the amount of $10,000 per preference share until 15 December 2034, and thereafter quarterly at a rate reset quarterly equal to 1.55% per annum above the London interbank offered rate for three-month US Dollar deposits. The board of directors of Barclays Bank PLC may resolve, for any reason and in its absolute discretion, not to declare or pay in full or in part any dividends on the US Dollar Preference Shares in respect of a particular dividend period.
Description of redemption terms	The US Dollar Preference Shares are redeemable at the option of Barclays Bank PLC, in whole but not in part only, on 15 December 2034, and on each dividend payment date thereafter at $10,000 per share plus any dividends accrued for the then current dividend period to the date fixed for redemption.	The US Dollar Preference Shares are redeemable at the option of Barclays Bank PLC, in whole but not in part only, on 15 December 2034, and on each dividend payment date thereafter at $10,000 per share plus any dividends accrued for the then current dividend period to the date fixed for redemption.	The US Dollar Preference Shares are redeemable at the option of Barclays Bank PLC, in whole but not in part only, on 15 December 2034, and on each dividend payment date thereafter at $10,000 per share plus any dividends accrued for the then current dividend period to the date fixed for redemption.
Net issue of shares and other equity instruments		£ 548.1	$ 995.4
Notional amount | $									$ 10.0
6.278% USD 100 [member] | Barclays Bank PLC [member]
Liquidating distributions subject to the ranking of reserve capital instruments | $ / shares									$ 10,000
American Depositary Shares, Series 1 [member]
Issued share capital | shares	100,000							100,000	100,000
US Dollar Preference Shares $.25 [member]
Description of redemption terms	On a winding-up of Barclays Bank PLC or other return of capital (other than a redemption or purchase of shares of Barclays Bank PLC, or a reduction of share capital), a holder of Preference Shares will rank in the application of assets of Barclays Bank PLC available to shareholders: (1) junior to the holder of any shares of Barclays Bank PLC in issue ranking in priority to the Preference Shares; (2) equally in all respects with holders of other preference shares and any other shares of Barclays Bank PLC in issue ranking pari passu with the Preference Shares; and (3) in priority to the holders of ordinary shares and any other shares of Barclays Bank PLC in issue ranking junior to the Preference Shares.	On a winding-up of Barclays Bank PLC or other return of capital (other than a redemption or purchase of shares of Barclays Bank PLC, or a reduction of share capital), a holder of Preference Shares will rank in the application of assets of Barclays Bank PLC available to shareholders: (1) junior to the holder of any shares of Barclays Bank PLC in issue ranking in priority to the Preference Shares; (2) equally in all respects with holders of other preference shares and any other shares of Barclays Bank PLC in issue ranking pari passu with the Preference Shares; and (3) in priority to the holders of ordinary shares and any other shares of Barclays Bank PLC in issue ranking junior to the Preference Shares.	On a winding-up of Barclays Bank PLC or other return of capital (other than a redemption or purchase of shares of Barclays Bank PLC, or a reduction of share capital), a holder of Preference Shares will rank in the application of assets of Barclays Bank PLC available to shareholders: (1) junior to the holder of any shares of Barclays Bank PLC in issue ranking in priority to the Preference Shares; (2) equally in all respects with holders of other preference shares and any other shares of Barclays Bank PLC in issue ranking pari passu with the Preference Shares; and (3) in priority to the holders of ordinary shares and any other shares of Barclays Bank PLC in issue ranking junior to the Preference Shares.
Issued capital and share premium [member]
Equity				2,348.0		2,348.0		£ 2,348.0
At1 securities issuance		£ 0.0		0.0
At1 securities redemption		0.0		£ 0.0
Issued capital and share premium [member] | Sterling 1 Preference Shares [member]
Percentage of issued share capital	100.00%			100.00%				100.00%	100.00%
Called up share capital [member] | Sterling 1 Preference Shares [member] | Barclays Bank PLC [member]
Issued share capital | shares	1,000			1,000				1,000	1,000
Par value per share | £ / shares								£ 1
Called up share capital [member] | Euro Preference Shares [member] | Barclays Bank PLC [member]
Issued share capital | shares	31,856			31,856				31,856	31,856
Par value per share | € / shares	€ 100
Called up share capital [member] | US Dollar Preference Shares $ 100 [member] | Barclays Bank PLC [member]
Issued share capital | shares	58,133			58,133				58,133	58,133
Par value per share | $ / shares									$ 100
Other equity instruments [member]
Equity				£ 8,323.0		7,595.0		£ 8,621.0
At1 securities issuance		1,134.0		2,302.0
At1 securities redemption		£ 836.0		1,574.0
Issuances of AT1 equity instruments [member] | Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities [member]
Notional amount				£ 2,302,000.0				1,134.0
Number of convertible instruments issued | Issuance	1	1	1	3
Redemptions of AT1 equity instruments [member] | Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities [member]
Notional amount				£ 1,574.0				836.0
Number of convertible instruments redeemed | Redemptions	1	1	1	2
Retained earnings [member]
Capital reorganisation						12,092.0
Equity				£ 36,709.0		£ 34,405.0		£ 39,558.0

[1]

2019 and 2018 comparative figures have been restated to make the cash flow statement more relevant following a review of the disclosure and the accounting policies applied. Amendments have been made to the classification of cash collateral reported within cash and cash equivalents and to the presentation of items within net cash flows from operating and investing activities. Footnotes b and c below quantify the impact of the changes to the respective cash flow categories in prior periods and provide further detail.